Stock-based Compensation - Schedule of Stock Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options Beginning balance	496,886	346,134	308,820
Weighted average exercise price Beginning Balance	$ 36.71	$ 49.08	$ 68.61
Number of Options Granted	313,621	225,278	112,898
Number of Options Exercised/Released		(1,162)	(1,338)
Number of Options Forfeited	(243,517)	(73,364)	(74,246)
Number of Options Expired	(36,400)
Number of Options Ending balance	530,590	496,886	346,134	308,820
Number of Options Vested or expected to vest Ending balance	444,374
Number of Options Exercisable, ending balance	135,712
Weighted average exercise price Granted	$ 9.94	$ 20.43	$ 21.25
Weighted average exercise price Exercised/Released		16.20	16.16
Weighted average exercise price Forfeited	24.52	45.38	88.40
Weighted average exercise price Expired	166.42
Weighted average exercise price Ending Balance	17.58	$ 36.71	$ 49.08	$ 68.61
Weighted average exercise price Vested or expected to vest Ending Balance	18.67
Weighted average exercise price Ending Balance, exercisable	$ 28.33
Weighted Average remaining contractual life	1 year 10 months 24 days	2 years 11 days	2 years 9 months 7 days	3 years 5 months 1 day
Weighted Average remaining contractual life, vested or expected to vest	1 year 9 months 15 days
Weighted Average remaining contractual life, exercisable	1 year 18 days
Aggregate Intrinsic Value Ending balance	$ 16		$ 5,901	$ 37
Aggregate Intrinsic Value Vested or expected to vest Ending balance	11
Exercisable, Aggregate Intrinsic Value	$ 0